Financial Instruments - Summary of Consolidated Net Monetary Assets (Liabilities) by Currency (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Monetary assets	$ 50,783	$ 57,723
Monetary liabilities	317,210	340,455
Net monetary assets (liabilities)	(266,427)	(282,732)
US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(142,516)	(157,203)
Pesos [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(16,309)	(12,327)
Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(63,460)	(68,605)
Pounds [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(26,850)	(28,477)
Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(17,292)	(16,120)
Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	8,400	11,798
Monetary liabilities	19,798	17,505
Net monetary assets (liabilities)	(11,398)	(5,707)
Mexico [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(560)	(1,097)
Mexico [member] | Pesos [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(10,838)	(4,610)
Mexico [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	0	0
Mexico [member] | Pounds [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	0	0
Mexico [member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	0	0
United States [member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	9,961	9,453
Monetary liabilities	33,464	32,158
Net monetary assets (liabilities)	(23,503)	(22,705)
United States [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(23,507)	(22,710)
United States [member] | Pesos [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	4	4
United States [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	0	0
United States [member] | Pounds [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	0	0
United States [member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	0	1
Europe [member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	13,163	14,182
Monetary liabilities	40,153	45,675
Net monetary assets (liabilities)	(26,990)	(31,493)
Europe [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	153	39
Europe [member] | Pesos [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	0	24
Europe [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(10,571)	(10,155)
Europe [member] | Pounds [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(18,241)	(19,358)
Europe [member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	1,669	(2,043)
South, Central America And Caribbean [member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	6,046	7,347
Monetary liabilities	10,841	12,016
Net monetary assets (liabilities)	(4,795)	(4,669)
South, Central America And Caribbean [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(947)	(126)
South, Central America And Caribbean [member] | Pesos [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(6)	0
South, Central America And Caribbean [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	13	2
South, Central America And Caribbean [member] | Pounds [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	0	0
South, Central America And Caribbean [member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(3,855)	(4,545)
Asia, Middle East and Africa [member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	10,216	9,780
Monetary liabilities	12,223	11,522
Net monetary assets (liabilities)	(2,007)	(1,742)
Asia, Middle East and Africa [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	22	221
Asia, Middle East and Africa [member] | Pesos [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	0	0
Asia, Middle East and Africa [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	40	0
Asia, Middle East and Africa [member] | Pounds [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	0	0
Asia, Middle East and Africa [member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(2,069)	(1,963)
Other Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	2,997	5,163
Monetary liabilities	200,731	221,579
Net monetary assets (liabilities)	(197,734)	(216,416)
Other Operations [Member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(117,677)	(133,530)
Other Operations [Member] | Pesos [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(5,469)	(7,745)
Other Operations [Member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(52,942)	(58,452)
Other Operations [Member] | Pounds [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(8,609)	(9,119)
Other Operations [Member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	$ (13,037)	$ (7,570)